Label	Element	Value
American Customer Satisfaction Core Alpha ETF
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0001540305_SupplementTextBlock
American Customer Satisfaction Core Alpha ETF (ACSI)

(the “Fund”)

December 22, 2017

Supplement to the

Summary Prospectus dated October 31, 2016,

as previously supplemented,

and

Prospectus dated October 26, 2016,

as previously supplemented

Risk/Return [Heading]	rr_RiskReturnHeading	American Customer Satisfaction Core Alpha ETF
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective with the next rebalance and reconstitution of the Fund’s underlying index, the following information replaces the second and third paragraphs in the section entitled “Principal Investment Strategies — American Customer Satisfaction Investable Index” on page 2 of the Summary Prospectus and pages 2–3 of the Prospectus:

Construction of the Index begins with over 350 ACSI Companies across 43 industries and 10 economic sectors. The initial universe is then screened to eliminate companies whose stock is not principally listed on a U.S. exchange, whose stock does not meet minimum liquidity requirements, for which the Customer Satisfaction Data is statistically insignificant, or whose ACSI Score (described below) falls below its respective industry average. The remaining companies are included in the Index (the “Index Companies”).

At the time of each rebalance of the Index, the weight of each Index Company within a sector is based on its ACSI Score (described below) in proportion to the other ACSI Companies, subject to a maximum of 5%. Additionally, any Index Company with an ACSI Score in the 2nd quartile of ACSI Scores for the applicable sector will be subject to a maximum weight of 3%, and any Index Company with an ACSI Score in the 1st (bottom) quartile of ACSI Scores for the applicable sector will be subject to a maximum weight of 1%. Unallocated Index weight resulting from such constraints is re-allocated equally to the remaining companies in the applicable sector, subject to the above constraints. The Index Company in each industry with the highest ACSI Score will receive an additional weight allocation of 0.50%. This additional allocation is taken equally from the other Index Companies in the sector applicable to the industry, subject to a minimum weight allocation of 0.02% for each Index Company.

Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.